RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation - Other Postretirement Benefits Plan [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
Beginning Balance	£ (144)	£ (236)
Actuarial gains	18	92
Insurance premiums paid	5	7
Charge for the year	(4)	(7)
Exchange and other adjustments	1
Ending Balance	£ (124)	£ (144)